Shareholder Report, Holdings (Details) - C000224086	Jun. 30, 2025
T. Rowe Price U.S. Treasury Money Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.00%